Fair Value Measurements - Summary of fair value measurement inputs and valuation techniques (Detail)	Dec. 31, 2020 yr	Sep. 30, 2020 yr	Jun. 30, 2020 yr	Mar. 30, 2020 yr	Dec. 31, 2019 yr	Sep. 30, 2019 yr	Sep. 06, 2019 yr
Public Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding							9.82
Public Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding							11.50
Public Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding							5.38
Public Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding							0.0860
Public Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding							0.0185
Public Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding							0
Public Warrants [Member] | Measurement Input Probability Of Completing A Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding							0.75
Private Placement Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	40.08	15.60	10.05	9.65	9.80	9.71	9.82
Private Placement Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	11.50	11.50	11.50	11.50	11.50	11.50	11.50
Private Placement Warrants [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	4.47	4.59	4.46	4.71	4.96	5.21	5.38
Private Placement Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	0.7430	0.4630	0.1510	0.1420	0.1050	0.1410	0.0860
Private Placement Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	0.0031	0.0026	0.0026	0.0036	0.0168	0.0155	0.0185
Private Placement Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	0	0	0	0	0	0	0
Private Placement Warrants [Member] | Measurement Input Probability Of Completing A Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding	0.90	0.90	0.75	0.75	0.75	0.75	0.75